Derivatives Instruments (Realized and Unrealized Gains (Losses) with Respect to Cash Flow Hedges) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) in Net income	$ 28	$ (1)
Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	0
Operating, maintenance and general expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives	1
Total gains (losses) in Net income	$ 27
Interest rate swaps | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives		(1)
Interest rate swaps | Operating, maintenance and general expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on equity derivatives		0
Total gains (losses) in Net income		$ 0